UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No.1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 1, 2023 to May 31, 2023
Commission File Number of issuing entity: 333-227766
Central Index Key Number of issuing entity: 0001159408
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-227766-01
Central Index Key Number of depositor: 0000872471
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-227766-02
Central Index Key Number of depositor: 0001061198
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of Sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 1011 Centre Road, Suite 203 Wilmington, Delaware (Address of principal executive offices)	19805 (zip code)
(800) 934-6802
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Series 2018-4 Class A, B, C, D Asset Backed Notes			X
Series 2019-2 Class A, B, C, D Asset Backed Notes			X
Series 2019-4 Class A, B, C, D Asset Backed Notes			X
Series 2020-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2020-2 Class A, B, C, D Asset Backed Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE

The distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on June 28, 2023 (the "Original Report"). The distribution report on Form 10-D to the Original Report inadvertently omitted disclosure under Item 3. Sales of Securities and Uses of Proceeds, which this distribution report on Form 10-D/A includes. No other corrections to the Original Report are made by this distribution report on Form 10-D/A or the attached Exhibit 99.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On May 16, 2023, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $1,726,974,000 Series 2023-1 Asset Backed Notes, consisting of the $1,350,000,000 Class A-1 Notes, the $150,000,000 Class A-2 Notes, the $88,816,000 Class B Notes, the $78,947,000 Class C Notes, and the $59,211,000 Class D Notes (collectively, the Series "Series 2023-1 Notes").

The Series 2023-1 Notes were offered and sold to "qualified institutional buyers" within the meaning of Rule 144A of the Securities Act of 1933. The principal initial purchasers of the Series 2023-1 Notes were BofA Securities, Inc., Barclays Capital Inc., Citigroup Global Markets, Inc., Mizuho Securities USA, LLC, and SG Americas Securities, LLC. The aggregate offering price of the Series 2023-1 Notes was $1,726,974,000 and the aggregate underwriting discounts or commissions were $4,529,606.50.

Each series of notes issued by the Trust, including the Series 2023-1 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the most-recent prospectus for a series of notes filed by the Trust on September 17, 2020 pursuant to Rule 424(b)(2) of the Securities Act of 1933 (Commission file number 333-227766). Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each series' floating investor percentage or fixed investor percentage, as described in the prospectus. A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus. Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordination amount, can be found in the monthly investor report attached to this Form 10-D/A.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
None

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer
Date: June 30, 2023

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